Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Selling and marketing expenses	400,946	316,624
General and administrative expenses	1,827,776	1,131,312
Research and development	615,916	362,538
Depreciation and amortization	3,282	4,106
TOTAL OPERATING EXPENSES	2,847,920	1,814,580
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSES)	(2,847,920)	(1,814,580)
OTHER INCOME/(EXPENSES)
Interest income	977	4,618
TOTAL OTHER INCOME (EXPENSES)	977	4,618
NET INCOME (LOSS)	$ (2,846,943)	$ (1,809,962)
BASIC EARNINGS (LOSS) PER SHARE	$ (0.00)	$ (0.00)
DILUTED EARNINGS (LOSS) PER SHARE	$ (0.00)	$ (0.00)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC	721,534,051	704,599,512
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING DILUTED	721,534,051	704,599,512